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PRINCETON LONG/SHORT TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.9%
	U.S. TREASURY BILLS — 57.9%
2,000,000	United States Treasury Bill(a)			0.0000	11/03/22	$ 1,995,422
5,000,000	United States Treasury Bill(a)			0.0000	11/17/22	4,982,357
5,000,000	United States Treasury Bill(a)			0.0000	11/25/22	4,979,272
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,957,797)					11,957,051

Shares						Fair Value
	SHORT-TERM INVESTMENT — 17.6%
	MONEY MARKET FUND - 17.6%
3,639,506	First American Government Obligations Fund Class X, 2.77% (Cost $3,639,506)(b)					3,639,506

Contracts
	EQUITY OPTIONS PURCHASED - 24.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 24.4%
12,402	Nomura Call Option(c)	NOM	02/21/2023	$ 406.13	$ 5,036,961	$ 5,036,961
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,266,635)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $8,266,635)					5,036,961

	TOTAL INVESTMENTS - 99.9% (Cost $23,863,938)					$ 20,633,518
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%					12,341
	NET ASSETS - 100.0%					$ 20,645,859

NOM	Nomura
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	The Nomura Call option provides Princeton Long/Short Treasury Fund with access to the performance of the Galaxy Plus Fund - ProfitScore Long/Short Feeder Fund (536) LLC ("GPPS"). GPPS effectuates its trading strategy through the Galaxy Plus Fund - ProfitScore Long/Short Master Fund (536) LLC ("GPPSM"). The trading strategy of GPPSM is a short quantitative trading program that specializes in treasury futures. Nomura invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM). GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day's notice. At September 30, 2022, GPPSM holdings are all cash.